Investments In Equity Instruments - Additional Information (Details) $ in Thousands		1 Months Ended
	Oct. 01, 2021	Mar. 31, 2022 USD ($)	Dec. 31, 2024 ARS ($)
Investments In Equity Instruments [Line Items]
Percentage of share capital		7.40%
Banco De Galicia Y Buenos Aires S.A.
Investments In Equity Instruments [Line Items]
Credits in UVA, represented value, net of provisions			$ 18,367,547
Credits in UVA, in dollars, for value			32,526,094
Banco GGAL S.A.
Investments In Equity Instruments [Line Items]
Credits in UVA, represented value, net of provisions			18,720,593,000
Credits in UVA, in dollars, for value			$ 14,645,509,000
Sale Shares Of Prisma Medios De Pago
Investments In Equity Instruments [Line Items]
Sale price of shares		$ 54,358
Sale Shares Of Prisma Medios De Pago | Tranche One
Investments In Equity Instruments [Line Items]
Percentage of payment in pesos		30.00%
Nominal annual rate		15.00%
Sale Shares Of Prisma Medios De Pago | Tranche Two
Investments In Equity Instruments [Line Items]
Nominal annual rate		10.00%
Percentage of payment in USD		70.00%
Payment term		6 years
AL ZENITH
Investments In Equity Instruments [Line Items]
Percentage of capital stock and votes sold	49.00%